Consolidated Statements of Changes in Equity (USD $) In Millions		Total		Eagle Ford System [Member]	Southeast Texas and NGL Hedge [Member]	Southeast Texas [Member]	East Texas [Member]	Mont Belvieu Fractionators [Member]	Eagle Ford System and NGL Hedge [Member]	Eagle Ford System and Commodity Hedge [Member]	Predecessor Equity [Member]	Predecessor Equity [Member] Eagle Ford System [Member]	Predecessor Equity [Member] Southeast Texas and NGL Hedge [Member]	Predecessor Equity [Member] Southeast Texas [Member]	Limited Partners [Member]	Limited Partners [Member] Eagle Ford System [Member]	Limited Partners [Member] Southeast Texas and NGL Hedge [Member]	Limited Partners [Member] Southeast Texas [Member]	Limited Partners [Member] East Texas [Member]	Limited Partners [Member] Mont Belvieu Fractionators [Member]	Limited Partners [Member] Eagle Ford System and NGL Hedge [Member]	Limited Partners [Member] Eagle Ford System and Commodity Hedge [Member]	General Partner [Member]	Accumulated Other Comprehensive (Loss) Income [Member]	Noncontrolling Interests [Member]	Noncontrolling Interests [Member] Eagle Ford System [Member]	Noncontrolling Interests [Member] East Texas [Member]
Beginning balance at Dec. 31, 2010		$ 1,460									$ 654				$ 552								$ (6)	$ (28)	$ 288
Net income		221	[1]								91				75								25		30
Other comprehensive (loss) income		6	[1]								(2)													8
Net change in parent advances		57									42														15
Payments to Acquire Equity Method Investments						114								114
Equity-based compensation		3													3
Excess purchase price over carrying value of acquired net assets		(36)													(35)									(1)
Issuance of common units		170													170
Distributions to limited partners and general partner		(132)													(108)								(24)
Distributions to noncontrolling interests		(45)																							(45)
Contributions from noncontrolling interests		18																							18
Payments of Ordinary Dividends, Noncontrolling Interest		(45)
Distributions to DCP Midstream, LLC		(3)													(3)
Ending balance at Dec. 31, 2011		1,605									671				654								(5)	(21)	306
Net income		229	[2]								51				124								41		13
Other comprehensive (loss) income		9	[2]								(1)													10
Net change in parent advances		221									181														40
Payments to Acquire Equity Method Investments				(232)								(232)
Acquisition of additional interest in subsidiary					(208)		(176)						(248)				40										(176)
Issuance of units				88		48	33	60								88		48	33	60
Deficit purchase price under carrying value of acquired net assets		32													36									(4)
Excess purchase price over carrying value of acquired net assets				(42)				(175)	(156)			(23)				(9)				(175)	(156)					(10)
Issuance of common units		455													455
Distributions to limited partners and general partner		(181)													(145)								(36)
Distributions to noncontrolling interests		(9)																							(9)
Contributions from noncontrolling interests		25																							25
Payments of Ordinary Dividends, Noncontrolling Interest	[3]	(9)
Contributions from DCP Midstream, LLC		10													10
Ending balance at Dec. 31, 2012		1,636	[4]								399				1,063								0	(15)	189
Net income		217	[5]								25				105								70		17
Other comprehensive (loss) income		4																						4
Net change in parent advances		11									11
Acquisition of additional interest in subsidiary				(395)								(395)
Issuance of units				125												125
Excess purchase price over carrying value of acquired net assets									(7)	(203)											(7)	(203)
Issuance of common units		1,082													1,082
Distributions to limited partners and general partner		(277)													(215)								(62)
Distributions to noncontrolling interests		(24)																							(24)
Contributions from noncontrolling interests		46																							46
Payments of Ordinary Dividends, Noncontrolling Interest	[5]	(24)
Contributions from DCP Midstream, LLC		1													1
Distributions to DCP Midstream, LLC		(3)													(3)
Ending balance at Dec. 31, 2013		$ 2,213									$ 40				$ 1,948								$ 8	$ (11)	$ 228

[1]	The financial information for the year ended December 31, 2011 includes the results of our Lucerne 1 plant, our 80% interest in the Eagle Ford system and our 100% interest in Southeast Texas and commodity derivative hedge instruments related to the Southeast Texas storage business. These transfers of net assets between entities under common control were accounted for as if the transfer occurred at the beginning of the period, and prior years are retrospectively adjusted to furnish comparative information similar to the pooling method.
[2]	The financial information for the year ended December 31, 2012 includes the results of our Lucerne 1 plant, our 80% interest in the Eagle Ford system and our 100% interest in Southeast Texas and commodity derivative hedge instruments related to the Southeast Texas storage business. These transfers of net assets between entities under common control were accounted for as if the transfer occurred at the beginning of the period, and prior years are retrospectively adjusted to furnish comparative information similar to the pooling method.
[3]	The financial information during the year ended December 31, 2012 includes the results of our Lucerne 1 plant, our 80% interest in the Eagle Ford system and our 100% interest in Southeast Texas and commodity derivative hedge instruments related to the Southeast Texas storage business. These transfers of net assets between entities under common control were accounted for as if the transfer occurred at the beginning of the period, and prior years are retrospectively adjusted to furnish comparative information similar to the pooling method.
[4]	The financial information as of December 31, 2012 includes the results of our Lucerne 1 plant and our 80% interest in the Eagle Ford system, transfers of net assets between entities under common control that were accounted for as if the transfer occurred at the beginning of the period, and prior years are retrospectively adjusted to furnish comparative information similar to the pooling method.
[5]	The financial information for the year ended December 31, 2013 includes the results of our Lucerne 1 plant and our 80% interest in the Eagle Ford system, transfers of net assets between entities under common control that were accounted for as if the transfer occurred at the beginning of the period, and prior years are retrospectively adjusted to furnish comparative information similar to the pooling method.